SHARE CAPITAL (Schedule of stock options outstanding and exercisable) (Details) - $ / shares	Jan. 31, 2024	Jan. 31, 2023	Jan. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise price	$ 0.84	$ 0.75	$ 0.84
Number of options outstanding	1,100,000	4,810,000	5,615,000
Number of options exercisable	899,999
October 9, 2024 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise price	$ 1
Number of options outstanding	500,000
Number of options exercisable	500,000
February 10, 2025 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise price	$ 0.7
Number of options outstanding	600,000
Number of options exercisable	399,999